OPERATING EXPENSES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2019	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2019
Operating Expenses						$ 417,407
Accrued expenses	$ 220,412			$ 220,412	$ 32,000	32,000
General and Administrative	$ 407,067	$ 110,921	$ 255,010	$ 617,216
Hong Kong [Member]
Operating Expenses						254,515
Accrued expenses					32,000	$ 32,000
General and Administrative					$ 417,407